Advances and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables, Other, Related Parties and Retainage [Abstract]
Schedule of Other Accounts Receivable [Table Text Block]

	December 31,
	2014	2013
Advances to Suppliers and Loans	$1,353	$8,310
Prepaid Income Taxes and Social Contributions	$3,376	$2,281
Employee Receivables	$552	$374
Other Creditors	$227	$2,200
	$5,508	$13,165